UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06650

LORD ABBETT RESEARCH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2013

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND August 31, 2013

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.62%

Aerospace & Defense 5.58%

Lockheed Martin Corp.	172,561	$21,125
United Technologies Corp.	491,500	49,199
Total		70,324

Air Freight & Logistics 1.61%

C.H. Robinson Worldwide, Inc.	205,964	11,713
FedEx Corp.	80,458	8,638
Total		20,351

Beverages 6.02%

Coca-Cola Co. (The)	1,068,734	40,804
PepsiCo, Inc.	440,184	35,096
Total		75,900

Capital Markets 1.96%

Eaton Vance Corp.	153,483	5,917
Franklin Resources, Inc.	338,346	15,618
SEI Investments Co.	55,479	1,651
T. Rowe Price Group, Inc.	21,330	1,496
Total		24,682

Chemicals 7.52%

Albemarle Corp.	133,142	8,304
Ecolab, Inc.	14,395	1,315
International Flavors & Fragrances, Inc.	52,300	4,132
Monsanto Co.	372,609	36,475
PPG Industries, Inc.	101,218	15,811
Praxair, Inc.	155,837	18,295
RPM International, Inc.	115,292	3,918
Valspar Corp. (The)	104,402	6,490
Total		94,740

Commercial Banks 0.11%

Commerce Bancshares, Inc.	31,123	1,344

Commercial Services & Supplies 0.16%

Cintas Corp.	43,496	2,077

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND August 31, 2013

Investments	Shares	Fair Value (000)
Communications Equipment 0.76%

Harris Corp.	46,200	$2,616
QUALCOMM, Inc.	104,278	6,912
Total		9,528

Containers & Packaging 0.26%

AptarGroup, Inc.	27,268	1,604
Bemis Co., Inc.	42,411	1,687
Total		3,291

Diversified Financial Services 0.44%

McGraw Hill Financial, Inc.	94,289	5,504

Diversified Telecommunication Services 1.55%

AT&T, Inc.	577,962	19,552

Electric: Utilities 3.90%

NextEra Energy, Inc.	124,141	9,976
Northeast Utilities	226,722	9,289
PPL Corp.	375,569	11,530
Southern Co. (The)	440,822	18,347
Total		49,142

Electrical Equipment 1.95%

Emerson Electric Co.	408,210	24,644

Energy Equipment & Services 0.78%

Helmerich & Payne, Inc.	155,148	9,781

Food & Staples Retailing 5.46%

Wal-Mart Stores, Inc.	655,371	47,829
Walgreen Co.	437,725	21,041
Total		68,870

Food Products 1.46%

Archer-Daniels-Midland Co.	35,708	1,257
Bunge Ltd.	133,971	10,153
Hormel Foods Corp.	77,743	3,221
McCormick & Co., Inc.	56,600	3,829
Total		18,460

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND August 31, 2013

Investments	Shares	Fair Value (000)
Gas Utilities 0.42%

National Fuel Gas Co.	35,041	$2,288
UGI Corp.	77,200	3,026
Total		5,314

Health Care Equipment & Supplies 4.17%

Abbott Laboratories	342,400	11,412
Becton, Dickinson & Co.	117,480	11,440
C.R. Bard, Inc.	67,097	7,708
Medtronic, Inc.	426,003	22,046
Total		52,606

Health Care Providers & Services 1.42%

Cardinal Health, Inc.	354,852	17,842

Hotels, Restaurants & Leisure 3.83%

McDonald’s Corp.	511,926	48,305

Household Durables 0.14%

Leggett & Platt, Inc.	59,033	1,707

Household Products 6.31%

Colgate-Palmolive Co.	623,532	36,022
Kimberly-Clark Corp.	316,215	29,560
Procter & Gamble Co. (The)	179,937	14,015
Total		79,597

Industrial Conglomerates 3.75%

3M Co.	400,310	45,467
Carlisle Cos., Inc.	26,225	1,747
Total		47,214

Information Technology Services 3.71%

Automatic Data Processing, Inc.	35,342	2,515
International Business Machines Corp.	243,027	44,296
Total		46,811

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND August 31, 2013

Investments	Shares	Fair Value (000)
Insurance 4.00%

ACE Ltd. (Switzerland)(a)	254,421	$22,318
Aflac, Inc.	327,265	18,912
Brown & Brown, Inc.	48,300	1,504
Cincinnati Financial Corp.	26,875	1,228
HCC Insurance Holdings, Inc.	41,535	1,753
RenaissanceRe Holdings Ltd.	33,089	2,892
W.R. Berkley Corp.	45,678	1,878
Total		50,485

Leisure Equipment & Products 0.56%

Polaris Industries, Inc.	65,109	7,111

Machinery 5.63%

Caterpillar, Inc.	429,505	35,451
CLARCOR, Inc.	23,170	1,241
Donaldson Co., Inc.	56,368	1,987
Graco, Inc.	25,331	1,760
Illinois Tool Works, Inc.	341,888	24,435
Lincoln Electric Holdings, Inc.	52,331	3,272
Nordson Corp.	23,194	1,546
Valmont Industries, Inc.	9,900	1,336
Total		71,028

Multi-Line Retail 2.27%

Family Dollar Stores, Inc.	235,273	16,749
Target Corp.	188,015	11,903
Total		28,652

Multi-Utilities 0.47%

MDU Resources Group, Inc.	79,085	2,111
SCANA Corp.	78,651	3,785
Total		5,896

Oil, Gas & Consumable Fuels 9.66%

Chevron Corp.	197,752	23,815
Energen Corp.	79,562	5,276
EOG Resources, Inc.	74,375	11,681
Exxon Mobil Corp.	314,268	27,392
Murphy Oil Corp.	145,570	9,814
Occidental Petroleum Corp.	495,944	43,747
Total		121,725

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND August 31, 2013

Investments	Shares	Fair Value (000)
Pharmaceuticals 5.21%

AbbVie, Inc.	942,207	$40,147
Johnson & Johnson	295,681	25,550
Total		65,697

Road & Rail 0.41%

Norfolk Southern Corp.	71,412	5,153

Semiconductors & Semiconductor Equipment 0.60%

Linear Technology Corp.	38,137	1,462
Microchip Technology, Inc.	155,667	6,041
Total		7,503

Software 0.14%

FactSet Research Systems, Inc.	16,760	1,715

Specialty Retail 3.47%

Lowe’s Cos., Inc.	340,975	15,623
Ross Stores, Inc.	210,344	14,148
TJX Cos., Inc. (The)	266,105	14,029
Total		43,800

Textiles, Apparel & Luxury Goods 1.68%

NIKE, Inc. Class B	123,910	7,784
VF Corp.	71,682	13,420
Total		21,204

Thrifts & Mortgage Finance 0.15%

People’s United Financial, Inc.	131,815	1,874

Tobacco 1.00%

Altria Group, Inc.	371,393	12,583

Trading Companies & Distributors 0.86%

W.W. Grainger, Inc.	32,218	7,969
Watsco, Inc.	31,436	2,823
Total		10,792

Water Utilities 0.14%

Aqua America, Inc.	58,269	1,770

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND August 31, 2013

Investments	Shares	Fair Value (000)
Wireless Telecommunication Services 0.10%

Telephone & Data Systems, Inc. (cost $1,010,808)	44,621	$1,236
Total Common Stocks (cost $1,178,093,415)		1,255,810

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.08%

Repurchase Agreement

Repurchase Agreement dated 8/30/2013, Zero Coupon due 9/3/2013 with Fixed Income Clearing Corp. collateralized by $870,000 of Federal Home Loan Bank at 5.375% due 5/18/2016; value: $989,625; proceeds: $967,257 (cost $967,257)	$967	967

Total Investments in Securities 99.70% (cost $1,179,060,672)		1,256,777

Cash and Other Assets in Excess of Liabilities(b) 0.30%		3,758

Net Assets 100.00%		$1,260,535

(a)	Foreign security traded in U.S. dollars.
(b)	Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at August 31, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
E-Mini S&P 500 Index	September 2013	21	Long	$1,712,865	$(3,479)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND August 31, 2013

The following is a summary of the inputs used as of August 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)		Level 3 (000)		Total (000)
Common Stocks	$1,255,810		$—		$—	$1,255,810
Repurchase Agreement	—		967		—	967
Total	$1,255,810		$967		$—	$1,256,777
Other Financial Instruments
Futures Contracts
Assets	$—		$—		$—	$—
Liabilities	(3)		—		—	(3)
Total	$(3)	$		$		$(3)

(1) Refer to note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.

(2) See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

(3) There were no level transfers during the period ended August 31, 2013.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND August 31, 2013

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.88%

Aerospace & Defense 5.54%

Lockheed Martin Corp.	87,300	$10,687
United Technologies Corp.	248,500	24,875
Total		35,562

Air Freight & Logistics 1.60%

C.H. Robinson Worldwide, Inc.	104,200	5,926
FedEx Corp.	40,677	4,367
Total		10,293

Beverages 5.98%

Coca-Cola Co. (The)	540,545	20,638
PepsiCo, Inc.	222,618	17,749
Total		38,387

Capital Markets 1.94%

Eaton Vance Corp.	77,619	2,992
Franklin Resources, Inc.	171,111	7,899
SEI Investments Co.	28,100	836
T. Rowe Price Group, Inc.	10,720	752
Total		12,479

Chemicals 7.46%

Albemarle Corp.	67,400	4,204
Ecolab, Inc.	7,200	658
International Flavors & Fragrances, Inc.	26,400	2,086
Monsanto Co.	188,440	18,446
PPG Industries, Inc.	51,150	7,990
Praxair, Inc.	78,800	9,251
RPM International, Inc.	58,267	1,980
Valspar Corp. (The)	52,864	3,286
Total		47,901

Commercial Banks 0.11%

Commerce Bancshares, Inc.	15,800	682

Commercial Services & Supplies 0.16%

Cintas Corp.	22,000	1,051

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND August 31, 2013

Investments	Shares	Fair Value (000)
Communications Equipment 0.75%

Harris Corp.	23,400	$1,325
QUALCOMM, Inc.	52,748	3,496
Total		4,821

Containers & Packaging 0.26%

AptarGroup, Inc.	13,800	812
Bemis Co., Inc.	21,400	851
Total		1,663

Diversified Financial Services 0.43%

McGraw Hill Financial, Inc.	47,605	2,779

Diversified Telecommunication Services 1.54%

AT&T, Inc.	292,302	9,889

Electric: Utilities 3.87%

NextEra Energy, Inc.	62,726	5,041
Northeast Utilities	114,700	4,699
PPL Corp.	190,000	5,833
Southern Co. (The)	222,900	9,277
Total		24,850

Electrical Equipment 1.94%

Emerson Electric Co.	206,478	12,465

Energy Equipment & Services 0.77%

Helmerich & Payne, Inc.	78,560	4,952

Food & Staples Retailing 5.42%

Wal-Mart Stores, Inc.	331,500	24,193
Walgreen Co.	221,294	10,638
Total		34,831

Food Products 1.45%

Archer-Daniels-Midland Co.	18,077	636
Bunge Ltd.	67,800	5,138
Hormel Foods Corp.	39,300	1,628
McCormick & Co., Inc.	28,600	1,935
Total		9,337

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND August 31, 2013

Investments	Shares	Fair Value (000)
Gas Utilities 0.42%

National Fuel Gas Co.	17,800	$1,162
UGI Corp.	39,000	1,529
Total		2,691

Health Care Equipment & Supplies 4.14%

Abbott Laboratories	173,100	5,770
Becton, Dickinson & Co.	59,400	5,784
C.R. Bard, Inc.	33,900	3,894
Medtronic, Inc.	215,500	11,152
Total		26,600

Health Care Providers & Services 1.40%

Cardinal Health, Inc.	179,500	9,025

Hotels, Restaurants & Leisure 3.80%

McDonald’s Corp.	258,900	24,430

Household Durables 0.13%

Leggett & Platt, Inc.	29,900	865

Household Products 6.27%

Colgate-Palmolive Co.	315,316	18,216
Kimberly-Clark Corp.	159,900	14,947
Procter & Gamble Co. (The)	91,040	7,091
Total		40,254

Industrial Conglomerates 3.72%

3M Co.	202,500	23,000
Carlisle Cos., Inc.	13,300	886
Total		23,886

Information Technology Services 3.69%

Automatic Data Processing, Inc.	17,924	1,276
International Business Machines Corp.	122,923	22,405
Total		23,681

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND August 31, 2013

Investments	Shares	Fair Value (000)
Insurance 3.98%

ACE Ltd. (Switzerland)(a)	128,700	$11,290
Aflac, Inc.	165,500	9,564
Brown & Brown, Inc.	24,400	760
Cincinnati Financial Corp.	13,600	621
HCC Insurance Holdings, Inc.	21,000	886
RenaissanceRe Holdings Ltd.	16,800	1,468
W.R. Berkley Corp.	23,100	950
Total		25,539

Leisure Equipment & Products 0.56%

Polaris Industries, Inc.	32,900	3,593

Machinery 5.60%

Caterpillar, Inc.	217,300	17,936
CLARCOR, Inc.	11,700	627
Donaldson Co., Inc.	28,500	1,004
Graco, Inc.	12,800	890
Illinois Tool Works, Inc.	172,900	12,357
Lincoln Electric Holdings, Inc.	26,500	1,657
Nordson Corp.	11,700	780
Valmont Industries, Inc.	5,100	688
Total		35,939

Multi-Line Retail 2.26%

Family Dollar Stores, Inc.	118,946	8,468
Target Corp.	95,057	6,018
Total		14,486

Multi-Utilities 0.46%

MDU Resources Group, Inc.	40,000	1,068
SCANA Corp.	39,800	1,915
Total		2,983

Oil, Gas & Consumable Fuels 9.58%

Chevron Corp.	100,010	12,044
Energen Corp.	40,300	2,672
EOG Resources, Inc.	37,542	5,896
Exxon Mobil Corp.	158,915	13,851
Murphy Oil Corp.	73,612	4,963
Occidental Petroleum Corp.	250,853	22,128
Total		61,554

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND August 31, 2013

Investments	Shares	Fair Value (000)
Pharmaceuticals 5.17%

AbbVie, Inc.	476,500	$20,304
Johnson & Johnson	149,542	12,922
Total		33,226

Road & Rail 0.41%

Norfolk Southern Corp.	36,106	2,605

Semiconductors & Semiconductor Equipment 0.59%

Linear Technology Corp.	19,250	738
Microchip Technology, Inc.	78,700	3,054
Total		3,792

Software 0.13%

FactSet Research Systems, Inc.	8,400	860

Specialty Retail 3.45%

Lowe’s Cos., Inc.	172,400	7,899
Ross Stores, Inc.	106,400	7,157
TJX Cos., Inc. (The)	134,600	7,096
Total		22,152

Textiles, Apparel & Luxury Goods 1.67%

NIKE, Inc. Class B	62,700	3,939
VF Corp.	36,234	6,783
Total		10,722

Thrifts & Mortgage Finance 0.15%

People’s United Financial, Inc.	66,739	949

Tobacco 0.99%

Altria Group, Inc.	187,822	6,363

Trading Companies & Distributors 0.85%

W.W. Grainger, Inc.	16,273	4,025
Watsco, Inc.	16,000	1,437
Total		5,462

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND August 31, 2013

Investments	Shares	Fair Value (000)
Water Utilities 0.14%

Aqua America, Inc.	29,500	$896

Wireless Telecommunication Services 0.10%

Telephone & Data Systems, Inc.	22,500	623
Total Common Stocks (cost $573,552,558)		$635,118

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.87%

Repurchase Agreement

Repurchase Agreement dated 8/30/2013, Zero Coupon due 9/3/2013 with Fixed Income Clearing Corp. collateralized by $5,010,000 of U.S. Treasury Note at 5.125% due 5/15/2016; value: $5,686,350; proceeds: $5,574,793 (cost $5,574,793)	$5,575	5,575

Total Investments in Securities 99.75% (cost $579,127,351)		640,693

Cash and Other Assets in Excess of Liabilities(b) 0.25%		1,586

Net Assets 100.00%		$642,279

(a)	Foreign security traded in U.S. dollars.
(b)	Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at August 31, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
E-Mini S&P 500 Index	September 2013	63	Long	$5,138,595	$(138,913)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND August 31, 2013

The following is a summary of the inputs used as of August 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)		Level 3 (000)		Total (000)
Common Stocks	$635,118		$—		$—	$635,118
Repurchase Agreement	—		5,575		—	5,575
Total	$635,118		$5,575		$—	$640,693
Other Financial Instruments
Futures Contracts
Assets	$—		$—		$—	$—
Liabilities	(139)		—		—	(139)
Total	$(139)	$		$		$(139)

(1) Refer to note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.

(2) See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

(3) There were no level transfers during the period ended August 31, 2013.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC.- GROWTH OPPORTUNITIES FUND August 31, 2013

Investments	Shares	Fair Value (000)
COMMON STOCKS 100.15%

Aerospace & Defense 1.31%

B/E Aerospace, Inc.*	118,097	$8,053

Auto Components 2.01%

BorgWarner, Inc.	127,658	12,329

Automobiles 1.31%

Harley-Davidson, Inc.	134,607	8,074

Biotechnology 4.04%

Alkermes plc (Ireland)*(a)	73,803	2,343
ARIAD Pharmaceuticals, Inc.*	143,751	2,674
Incyte Corp.*	93,265	3,160
Isis Pharmaceuticals, Inc.*	75,330	1,946
Medivation, Inc.*	67,858	3,836
Pharmacyclics, Inc.*	44,548	4,967
Vertex Pharmaceuticals, Inc.*	78,960	5,934
Total		24,860

Building Products 0.90%

Lennox International, Inc.	80,451	5,523

Capital Markets 2.59%

Affiliated Managers Group, Inc.*	66,836	11,651
Artisan Partners Asset Management, Inc.	58,407	2,803
Wisdom Tree Investments, Inc.*	132,947	1,489
Total		15,943

Chemicals 2.44%

Ashland, Inc.	36,298	3,165
Axiall Corp.	64,159	2,568
Celanese Corp. Series A	79,666	3,923
Eastman Chemical Co.	70,484	5,357
Total		15,013

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.- GROWTH OPPORTUNITIES FUND August 31, 2013

Investments	Shares	Fair Value (000)
Commercial Banks 1.18%

First Republic Bank	164,431	$7,281

Computers & Peripherals 3.04%

NCR Corp.*	302,616	10,767
NetApp, Inc.	190,536	7,915
Total		18,682

Containers & Packaging 1.05%

Rock-Tenn Co. Class A	58,262	6,473

Distributors 1.42%

LKQ Corp.*	297,993	8,713

Diversified Financial Services 2.64%

IntercontinentalExchange, Inc.*	54,963	9,880
Moody’s Corp.	99,558	6,328
Total		16,208

Electrical Equipment 3.41%

AMETEK, Inc.	187,113	8,031
Hubbell, Inc. Class B	58,683	5,948
Rockwell Automation, Inc.	71,555	6,957
Total		20,936

Energy Equipment & Services 1.70%

Atwood Oceanics, Inc.*	71,419	3,977
Oceaneering International, Inc.	83,611	6,486
Total		10,463

Food & Staples Retailing 2.75%

Kroger Co. (The)	119,928	4,389
Sprouts Farmers Market, Inc.*	74,748	2,763
Whole Foods Market, Inc.	184,801	9,748
Total		16,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.- GROWTH OPPORTUNITIES FUND August 31, 2013

Investments	Shares	Fair Value (000)
Food Products 3.08%

Campbell Soup Co.	110,402	$4,767
Green Mountain Coffee Roasters, Inc.*	67,178	5,798
Hain Celestial Group, Inc. (The)*	47,900	3,917
WhiteWave Foods Co. Class A*	233,337	4,462
Total		18,944

Health Care Equipment & Supplies 1.05%

C.R. Bard, Inc.	56,376	6,476

Health Care Providers & Services 2.71%

DaVita HealthCare Partners, Inc.*	43,135	4,638
Envision Healthcare Holdings, Inc.*	97,409	2,556
Laboratory Corp. of America Holdings*	19,537	1,870
Team Health Holdings, Inc.*	40,135	1,542
Universal Health Services, Inc. Class B	89,063	6,034
Total		16,640

Health Care Technology 0.64%

athenahealth, Inc.*	37,250	3,929

Hotels, Restaurants & Leisure 4.07%

Chipotle Mexican Grill, Inc.*	15,422	6,295
Dunkin’ Brands Group, Inc.	123,741	5,332
Starwood Hotels & Resorts Worldwide, Inc.	67,098	4,290
Wynn Resorts Ltd.	64,739	9,131
Total		25,048

Household Durables 0.98%

Mohawk Industries, Inc.*	51,064	6,000

Information Technology Services 3.33%

Alliance Data Systems Corp.*	46,618	9,123
Teradata Corp.*	112,670	6,598
Vantiv, Inc. Class A*	178,828	4,723
Total		20,444

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.- GROWTH OPPORTUNITIES FUND August 31, 2013

Investments	Shares	Fair Value (000)
Insurance 2.53%

Brown & Brown, Inc.	153,885	$4,792
Hartford Financial Services Group, Inc.	145,025	4,293
Lincoln National Corp.	153,821	6,466
Total		15,551

Internet & Catalog Retail 2.15%

Groupon, Inc.*	448,888	4,561
Netflix, Inc.*	14,029	3,983
TripAdvisor, Inc.*	62,796	4,645
Total		13,189

Internet Software & Services 1.68%

LinkedIn Corp. Class A*	13,414	3,220
Pandora Media, Inc.*	385,404	7,099
Total		10,319

Leisure Equipment & Products 1.47%

Polaris Industries, Inc.	82,662	9,028

Life Sciences Tools & Services 2.56%

Agilent Technologies, Inc.	126,411	5,896
Quintiles Transnational Holdings, Inc.*	113,214	4,897
Waters Corp.*	50,106	4,953
Total		15,746

Machinery 3.84%

Flowserve Corp.	113,500	6,332
IDEX Corp.	138,315	8,212
SPX Corp.	58,665	4,344
WABCO Holdings, Inc.*	60,194	4,694
Total		23,582

Media 1.17%

Scripps Networks Interactive, Inc. Class A	97,881	7,197

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.- GROWTH OPPORTUNITIES FUND August 31, 2013

Investments	Shares	Fair Value (000)
Multi-Line Retail 1.09%

Dollar General Corp.*	124,471	$6,718

Oil, Gas & Consumable Fuels 4.73%

Athlon Energy, Inc.*	112,645	3,132
Cabot Oil & Gas Corp.	138,214	5,408
Concho Resources, Inc.*	38,664	3,732
Pioneer Natural Resources Co.	41,649	7,287
Range Resources Corp.	60,309	4,522
Southwestern Energy Co.*	130,162	4,972
Total		29,053

Pharmaceuticals 3.36%

Actavis, Inc.*	63,405	8,571
Mylan, Inc.*	135,690	4,795
Perrigo Co.	60,058	7,300
Total		20,666

Real Estate Management & Development 0.56%

CBRE Group, Inc. Class A*	157,535	3,445

Road & Rail 2.23%

Hertz Global Holdings, Inc.*	313,489	7,533
Kansas City Southern	58,465	6,164
Total		13,697

Semiconductors & Semiconductor Equipment 4.49%

Analog Devices, Inc.	33,408	1,546
Avago Technologies Ltd. (Singapore)(a)	103,258	3,977
Cavium, Inc.*	120,616	4,580
Cree, Inc.*	71,711	3,979
Micron Technology, Inc.*	233,370	3,167
NXP Semiconductors NV (Netherlands)*(a)	87,064	3,236
Xilinx, Inc.	164,263	7,132
Total		27,617

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.- GROWTH OPPORTUNITIES FUND August 31, 2013

Investments	Shares	Fair Value (000)
Software 7.53%

Citrix Systems, Inc.*	148,700	$10,523
Concur Technologies, Inc.*	57,377	5,607
Electronic Arts, Inc.*	255,468	6,806
Fortinet, Inc.*	155,005	3,069
Qlik Technologies, Inc.*	132,432	4,342
Red Hat, Inc.*	69,013	3,487
ServiceNow, Inc.*	152,970	7,171
TIBCO Software, Inc.*	234,210	5,279
Total		46,284

Specialty Retail 6.01%

Bed Bath & Beyond, Inc.*	96,547	7,119
Foot Locker, Inc.	70,641	2,275
GNC Holdings, Inc. Class A	134,529	6,844
Ross Stores, Inc.	95,287	6,409
Tiffany & Co.	80,610	6,216
Tractor Supply Co.	66,252	8,107
Total		36,970

Textiles, Apparel & Luxury Goods 4.23%

Deckers Outdoor Corp.*	60,148	3,533
Michael Kors Holdings Ltd. (Hong Kong)*(a)	123,148	9,124
Ralph Lauren Corp.	34,105	5,641
VF Corp.	41,227	7,718
Total		26,016

Trading Companies & Distributors 2.13%

W.W. Grainger, Inc.	32,824	8,119
WESCO International, Inc.*	67,856	5,006
Total		13,125

Wireless Telecommunication Services 0.74%

SBA Communications Corp. Class A*	60,356	4,527
Total Common Stocks (cost $484,179,713)		615,662

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC.- GROWTH OPPORTUNITIES FUND August 31, 2013

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 0.04%

Repurchase Agreement

Repurchase Agreement dated 8/30/2013, Zero Coupon due 9/3/2013 with Fixed Income Clearing Corp. collateralized by $210,000 of Federal Home Loan Mortgage Corp. at 5.25% due 4/18/2016; value: $238,613; proceeds: $230,790 (cost $230,790)	$231	$231

Total Investments in Securities 100.19% (cost $484,410,503)		615,893

Liabilities in Excess of Other Assets (0.19)%		(1,164)

Net Assets 100.00%		$614,729

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of August 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$615,662	$—	$—	$615,662
Repurchase Agreement	—	231	—	231
Total	$615,662	$231	$—	$615,893

(1) Refer to note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.

(2) See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

(3) There were no level transfers during the period ended August 31, 2013.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2013

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.23%

Aerospace & Defense 1.94%

Hexcel Corp.*	811,873	$28,878
Spirit AeroSystems Holdings, Inc. Class A*	139,300	3,146
Teledyne Technologies, Inc.*	444,500	34,302
Total		66,326

Airlines 0.16%

US Airways Group, Inc.*	329,721	5,328

Auto Components 0.39%

Tenneco, Inc.*	290,000	13,378

Capital Markets 1.56%

Stifel Financial Corp.*	1,331,000	53,267

Chemicals 1.14%

Axiall Corp.	975,000	39,029

Commercial Banks 17.45%

BBCN Bancorp, Inc.	3,279,384	43,813
Boston Private Financial Holdings, Inc.	3,012,922	30,792
City National Corp.	612,940	40,129
Columbia Banking System, Inc.	2,100,000	48,720
CVB Financial Corp.	998,600	12,722
First Financial Bancorp	1,000,000	15,000
First Financial Holdings, Inc.	505,939	27,235
FNB Corp.	1,117,100	13,483
IBERIABANK Corp.	530,000	27,740
National Penn Bancshares, Inc.	3,580,600	35,949
PacWest Bancorp	1,730,000	57,523
Prosperity Bancshares, Inc.	730,000	43,654
Renasant Corp.	157,060	3,953
Signature Bank*	400,400	35,123
Susquehanna Bancshares, Inc.	2,975,800	37,525
SVB Financial Group*	345,000	28,566
UMB Financial Corp.	341,800	20,416
Umpqua Holdings Corp.	987,917	16,044
ViewPoint Financial Group, Inc.	951,600	18,927
Western Alliance Bancorp*	2,400,000	39,288
Total		596,602

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2013

Investments	Shares	Fair Value (000)
Commercial Services & Supplies 0.41%

Steelcase, Inc. Class A	974,208	$14,145

Construction & Engineering 2.79%

Aegion Corp.*	148,546	3,179
EMCOR Group, Inc.	1,030,000	38,717
Primoris Services Corp.	395,772	8,897
URS Corp.	900,000	44,568
Total		95,361

Construction Materials 0.20%

Caesarstone Sdot-Yam Ltd. (Israel)*(a)	162,475	6,785

Containers & Packaging 1.57%

AptarGroup, Inc.	410,000	24,112
Berry Plastics Group, Inc.*	566,244	13,030
Silgan Holdings, Inc.	351,000	16,560
Total		53,702

Electric: Utilities 1.31%

Cleco Corp.	371,000	16,754
IDACORP, Inc.	586,500	28,076
Total		44,830

Electrical Equipment 1.55%

Encore Wire Corp.	435,000	16,413
II-VI, Inc.*	1,900,000	36,632
Total		53,045

Electronic Equipment, Instruments & Components 4.85%

Anixter International, Inc.*	420,000	35,095
Cognex Corp.	440,000	25,071
Coherent, Inc.	605,000	33,959
FARO Technologies, Inc.*	698,800	25,946
Littelfuse, Inc.	486,153	35,864
Rogers Corp.*	175,000	9,707
Total		165,642

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2013

Investments	Shares	Fair Value (000)
Energy Equipment & Services 2.89%

Bristow Group, Inc.	437,869	$28,768
Forum Energy Technologies, Inc.*	268,900	7,037
GulfMark Offshore, Inc. Class A	405,000	18,622
Hercules Offshore, Inc.*	2,170,800	15,630
Hornbeck Offshore Services, Inc.*	340,000	18,523
Superior Energy Services, Inc.*	419,976	10,315
Total		98,895

Food & Staples Retailing 1.89%

Andersons, Inc. (The)	654,204	42,955
Casey’s General Stores, Inc.	327,100	21,569
Total		64,524

Food Products 0.43%

Sanderson Farms, Inc.	226,300	14,818

Gas Utilities 3.55%

Laclede Group, Inc. (The)	598,100	26,633
New Jersey Resources Corp.	1,080,000	46,527
Piedmont Natural Gas Co., Inc.	530,000	17,098
South Jersey Industries, Inc.	538,700	31,115
Total		121,373

Health Care Equipment & Supplies 3.35%

Analogic Corp.	472,900	35,297
Greatbatch, Inc.*	1,000,000	33,970
Haemonetics Corp.*	424,366	16,911
West Pharmaceutical Services, Inc.	385,000	28,471
Total		114,649

Health Care Providers & Services 6.81%

Chemed Corp.	569,377	39,651
Hanger, Inc.*	1,615,000	49,597
HealthSouth Corp.*	1,083,600	34,090
IPC The Hospitalist Co., Inc.*	316,800	16,296

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2013

Investments	Shares	Fair Value (000)
Health Care Providers & Services (continued)
MEDNAX, Inc.*	380,000	$37,001
Team Health Holdings, Inc.*	1,000,000	38,430
VCA Antech, Inc.*	652,900	17,818
Total		232,883

Health Care Technology 0.31%

Allscripts Healthcare Solutions, Inc.*	725,000	10,541

Hotels, Restaurants & Leisure 2.03%

Bob Evans Farms, Inc.	359,294	17,616
Cheesecake Factory, Inc. (The)	680,000	28,404
Jack in the Box, Inc.*	590,000	23,299
Total		69,319

Household Durables 0.68%

La-Z-Boy, Inc.	1,097,700	23,337

Information Technology Services 1.89%

ExlService Holdings, Inc.*	1,040,000	28,194
Jack Henry & Associates, Inc.	730,800	36,467
Total		64,661

Insurance 2.87%

Hilltop Holdings, Inc.*	219,000	3,429
Maiden Holdings Ltd.	584,448	7,645
Navigators Group, Inc. (The)*	510,000	27,912
ProAssurance Corp.	722,100	34,040
Selective Insurance Group, Inc.	1,100,000	25,223
Total		98,249

Machinery 4.95%

Barnes Group, Inc.	1,599,700	50,023
Oshkosh Corp.*	1,885,000	84,674
TriMas Corp.*	986,155	34,653
Total		169,350

Marine 0.75%

Kirby Corp.*	320,000	25,738

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2013

Investments	Shares	Fair Value (000)
Media 1.13%

Cinemark Holdings, Inc.	1,315,000	$38,753

Metals & Mining 3.05%

AMCOL International, Corp.	353,133	11,643
Commercial Metals Co.	1,440,000	21,427
Reliance Steel & Aluminum Co.	493,400	32,905
RTI International Metals, Inc.*	1,238,722	38,363
Total		104,338

Oil, Gas & Consumable Fuels 3.26%

Laredo Petroleum Holdings, Inc.*	1,650,000	43,329
Rex Energy Corp.*	1,777,700	36,976
Sanchez Energy Corp.*	1,289,200	31,147
Total		111,452

Paper & Forest Products 1.65%

Boise Cascade Co.*	1,262,900	29,173
KapStone Paper and Packaging Corp.	650,000	27,300
Total		56,473

Pharmaceuticals 0.59%

Medicines Co. (The)*	640,200	20,237

Real Estate Investment Trusts 4.44%

Brandywine Realty Trust	975,000	12,499
EPR Properties	300,000	14,694
First Industrial Realty Trust, Inc.	2,255,430	34,125
LaSalle Hotel Properties	1,189,400	31,555
Pebblebrook Hotel Trust	1,437,000	36,787
Weingarten Realty Investors	770,000	22,107
Total		151,767

Real Estate Management & Development 1.08%

Kennedy-Wilson Holdings, Inc.	2,000,000	36,880

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2013

Investments	Shares	Fair Value (000)
Road & Rail 0.84%

Avis Budget Group, Inc.*	255,000	$6,826
Ryder System, Inc.	395,000	21,966
Total		28,792

Semiconductors & Semiconductor Equipment 1.62%

Hittite Microwave Corp.*	479,900	29,351
Teradyne, Inc.*	1,687,400	25,901
Total		55,252

Software 1.94%

Mentor Graphics Corp.	2,989,253	66,242

Specialty Retail 6.01%

ANN INC.*	1,039,800	36,081
Chico’s FAS, Inc.	840,000	13,104
Genesco, Inc.*	440,000	27,139
Group 1 Automotive, Inc.	450,000	34,529
Men’s Wearhouse, Inc. (The)	23,321	878
Penske Automotive Group, Inc.	1,005,000	39,225
Pier 1 Imports, Inc.	1,025,000	22,468
Select Comfort Corp.*	1,300,000	32,110
Total		205,534

Textiles, Apparel & Luxury Goods 0.09%

Oxford Industries, Inc.	47,336	2,937

Thrifts & Mortgage Finance 0.52%

EverBank Financial Corp.	1,251,628	17,598

Trading Companies & Distributors 2.29%

Applied Industrial Technologies, Inc.	474,400	22,591
TAL International Group, Inc.*	435,000	18,618
Textainer Group Holdings Ltd.	373,700	13,027
WESCO International, Inc.*	325,000	23,975
Total		78,211
Total Common Stocks (cost $2,645,579,983)		3,290,243

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2013

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 3.43%

Repurchase Agreement

Repurchase Agreement dated 8/30/2013, Zero Coupon due 9/3/2013 with Fixed Income Clearing Corp. collateralized by $60,325,000 of Federal Home Loan Mortgage Corp. at 5.25% due 4/18/2016; $25,000,000 of Federal National Mortgage Assoc. at 0.50% due 4/29/2016 and $23,075,000 of U.S. Treasury Note at 5.125% due 5/15/2016; value: $119,578,156; proceeds: $117,232,674 (cost $117,232,674)	$117,233	$117,233

Total Investments in Securities 99.66% (cost $2,762,812,657)		3,407,476

Other Assets in Excess of Liabilities 0.34%		11,741

Net Assets 100.00%		$3,419,217

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of August 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$3,290,243	$—	$—	$3,290,243
Repurchase Agreement	—	117,233	—	117,233
Total	$3,290,243	$117,233	$—	$3,407,476

(1) Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.

(2) See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

(3) There were no level transfers during the period ended August 31, 2013.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Calibrated Dividend Growth Fund (“Calibrated Dividend Growth Fund”), Lord Abbett Classic Stock Fund (“Classic Stock Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Small-Cap Value Series (“Small Cap Value Fund”). On June 6, 2013, the Board approved a proposal to reorganize Classic Stock Fund into Calibrated Dividend Growth Fund to create a single larger fund. The reorganization requires the approval of Classic Stock Fund’s shareholders at a future shareholder meeting.

Calibrated Dividend Growth Fund’s investment objective is to seek current income and capital appreciation. Classic Stock Fund’s investment objective is growth of capital and growth of income consistent with reasonable risk. Growth Opportunities Fund’s investment objective is capital appreciation. Small Cap Value Fund’s investment objective is long-term capital appreciation.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Futures Contracts-Calibrated Dividend Growth Fund and Classic Stock Fund may purchase and sell index futures contracts to manage cash, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

Notes to Schedule of Investments (unaudited)(continued)

(e)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(f)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investment as of August 31, 2013 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the nine months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(g)	Disclosures about Derivative Instruments and Hedging Activities-Calibrated Dividend Growth Fund and Classic Stock Fund entered into E-Mini S&P 500 Index futures contracts during the period ended August 31, 2013 (as described in note 2(d)) to manage cash. The Funds bear the risk that the underlying index will move unexpectedly, in which case the Funds may realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Notes to Schedule of Investments (unaudited)(concluded)

3.	FEDERAL TAX INFORMATION

As of August 31, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Dividend Growth Fund	Classic Stock Fund
Tax cost	$1,179,461,050	$580,989,933
Gross unrealized gain	91,586,605	65,394,619
Gross unrealized loss	(14,270,983)	(5,691,648)
Net unrealized security gain	$77,315,622	$59,702,971

	Growth Opportunities Fund	Small Cap Value Fund
Tax cost	$486,330,732	$2,758,594,187
Gross unrealized gain	134,149,561	688,487,347
Gross unrealized loss	(4,586,953)	(39,605,499)
Net unrealized security gain	$129,562,608	$648,881,848

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

4.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. Small Cap Value Fund had the following transactions with affiliated issuers during the period ended August 31, 2013:

Affiliated Issuer	Balance of Shares Held at 11/30/2012	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2013	Fair Value at 8/31/2013	Net Realized Gain (Loss) 12/1/2012 to 8/31/2013(a)	Dividend Income 12/1/2012 to 8/31/2013(a)
Kopper Holdings, Inc.(b)	1,045,200	—	(1,045,200)	—	$—	$367,706	$—
Navigators Group, Inc.(b)	773,400	—	(263,400)	510,000	—	320,751	—
Total					$—	$688,457	$—

(a) Represents realized gains (losses) earned only when the issuer was an affiliate of the Fund.

(b) No longer an affiliated issuer as of August 31, 2013.

5.	RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). This disclosure requirement is intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011–11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. In addition, in January 2013, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying exactly which transactions are subject to disclosures about offsetting. ASU 2011–11 and ASU 2013–01 are effective for public entities for interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact the adoption of ASU 2011-11 and ASU 2013-01 will have on the Funds’ financial statement disclosures.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: October 24, 2013

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: October 24, 2013

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 24, 2013